Events After The Reporting Period - Additional Information (Details) - Major Ordinary Share Transactions - Magna Gold Corp - Share Purchase Agreement $ in Thousands	Mar. 06, 2020 USD ($) shares
Disclosure Of Nonadjusting Events After Reporting Period [Line Items]
Shares received as consideration | shares	9,740,000
Percentage of shares issued and outstanding as consideration	19.90%
Cash consideration on share purchase agreement | $	$ 5,000
Smelter royalty revenue net percentage	1.00%
Period of royalty to be received description	Net smelter royalty, due to Alio within twelve months of closing of the transaction.
San Francisco Mine
Disclosure Of Nonadjusting Events After Reporting Period [Line Items]
Ownership interest in subsidiary	100.00%